TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - NCNV Preferred Stock (Details) - USD ($)					9 Months Ended	11 Months Ended		12 Months Ended
	Dec. 06, 2024	Jan. 11, 2024	Dec. 29, 2023	Aug. 12, 2022	Sep. 30, 2024	Dec. 06, 2024	Dec. 05, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 12, 2024	Jul. 11, 2024	Mar. 15, 2023
TEMPORARY REDEEMABLE PREFERRED STOCK
Accretion of NCNV preferred stock									$ 5,903,000
Public offering gross proceeds								$ 10,027,000
Dividends declared							$ 0
NCNV preferred stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Issuance of NCNV preferred stock, shares				67,034
Amount of exchange for outstanding debt				$ 67,000,000
Accretion of NCNV preferred stock									5,903,000
Issue price per share										$ 600	$ 1,000	$ 600
Dividends declared						$ 0			$ 0
New NCNV Preferred Stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Preferred stock, shares authorized			140,000
Number of shares converted			67,034
Number of shares issued in conversion of stock	13,097,040
Preferred stock	13,097,040					13,097,040
Dividend percentage							5.00%
Issue price per share							$ 1,000			$ 600	$ 1,000
NCNV 1
TEMPORARY REDEEMABLE PREFERRED STOCK
Number of shares converted								(54,750)
Number of shares issued in conversion of stock			67,034						67,034
Number of shares issued in conversion of debt		562
NCNV 2
TEMPORARY REDEEMABLE PREFERRED STOCK
Issuance of NCNV preferred stock, shares					5,752			5,752
Number of shares converted								(5,752)
Number of shares issued in conversion of stock		562
Number of shares issued in conversion of debt		5,752
NCNV 3
TEMPORARY REDEEMABLE PREFERRED STOCK
Issuance of NCNV preferred stock, shares									36,918
Number of shares converted								(48,640)
Number of shares issued in conversion of stock			11,722
Number of shares issued in conversion of debt			36,918